Note 6 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Goodwill [Table Text Block]
Agency segment
RMB
Balance as of December 31, 2016	122,077
Eliminated on disposal of the P&C Insurance Division (Note 3)	(12,208)
Balance as of December 31, 2017	109,869

Schedule of Goodwill Gross and Accumulated Impairment Loss [Table Text Block]
	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2016	1,096,102	21,137	1,117,239
Eliminated on disposal of a subsidiary (Note 3)	(173,608)	—	(173,608)
Gross as of December 31, 2016	922,494	21,137	943,631
Eliminated on disposal of a subsidiary (Note 3)	(790,517)	—	(790,517)
Gross as of December 31, 2017	131,977	21,137	153,114
Accumulated impairment loss as of January 1, 2016	(962,628)	(21,137)	(983,765)
Eliminated on disposal of a subsidiary (Note 3)	162,211	—	162,211
Accumulated impairment loss as of December 31, 2016	(800,417)	(21,137)	(821,554)
Eliminated on disposal of a subsidiary (Note 3)	778,309	—	778,309
Accumulated impairment loss as of December 31, 2017	(22,108)	(21,137)	(43,245)
Net as of December 31, 2016	122,077	—	122,077
Net as of December 31, 2017	109,869	—	109,869